DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments on Company's Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives [Line Items]
Unrealized gain on derivatives	$ (11,042)	$ 0	$ 71,041	$ 0	$ 0
Unrealized gain on derivatives
Derivatives [Line Items]
Unrealized gain on derivatives	11,042
Non-employee Warrants
Derivatives [Line Items]
Unrealized gain on derivatives			24,095
Non-employee Warrants | Unrealized gain on derivatives
Derivatives [Line Items]
Unrealized gain on derivatives	5,163
Non-employee Earnouts | Unrealized gain on derivatives
Derivatives [Line Items]
Unrealized gain on derivatives	$ 5,879		$ 46,946